SUBSEQUENT EVENT (Details) - Subsequent Event CAD / shares in Units, CAD in Millions	1 Months Ended
	Feb. 29, 2016 CAD	Jan. 31, 2016 CAD agreement CAD / shares	Apr. 30, 2016 CAD / shares
Dividends Payable, Amount Per Share | CAD / shares		CAD 0.03	CAD 0.01
Canadian natural gas assets
Agreements | agreement		2
Proceeds from Sale of Productive Assets | CAD	CAD 193	CAD 183